SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			33 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Mar. 24, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 6.64	$ 2.89	$ 3.76
Options issued	290,597	434,571	625,959
Options exercised	458,801	268,022	287,928
Options cancelled	193,470	144,854	115,503
Share repurchase program					$ 12,000
Ordinary share repurchased, shares				1,084,778
Ordinary share repurchased				$ 11,965
Total intrinsic value of options outstanding	$ 4,699	$ 4,703		4,703
Options exercisable at year-end	8,254	2,699		$ 2,699
Total intrinsic value of options exercised	$ 5,170	$ 1,342	$ 505
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 2,179
Unrecognized compensation cost, recognition period	4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options term	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to non-vested employee options	$ 3,397
Unrecognized compensation cost, recognition period	4 years
Total RSUs issued as of date	887,083	762,237	644,094	762,237
Total RSUs vested as of date	536,158	447,095	376,623	447,095
Total RSUs cancelled as of date	58,450	36,822	14,682	36,822
RSUs issued	124,846	118,143	192,447
Weighted average fair values at grant date	$ 26.10	$ 11.53	$ 11.51
Total intrinsic value of RSU's vested	$ 989	$ 927	$ 322
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Employee Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued	12,086,094
Options exercised	5,836,430
Options cancelled	4,832,473
Options exercisable at year-end	$ 540,978